Financing Arrangements - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2011
Line of Credit Facility [Line Items]
Borrowings under the revolving credit facility			$ 200,000,000	$ 220,000,000
Payments under financing arrangements		$ 220,000,000	220,000,000	$ 210,000,000	$ 200,000,000
Outstanding letters of credit and bank guarantees			$ 62,856,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility						$ 500,000,000
Revolving credit facility, maturity term			5 years
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Payments under financing arrangements	$ 200,000,000